Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2020.

	2021	2022	2023	2024	2025	THEREAFTER	TOTAL
Wireline	1,411	1,098	593	371	180	530	4,183
Wireless	1,645	635	44	1	1	1	2,327
Total	3,056	1,733	637	372	181	531	6,510